Accounting policies - Value at risk technique (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 MXN ($) D
Financial instruments
All financial instruments	$ 128,610
Instruments sensitive to interest rate	125,200
Instruments sensitive to equity market prices	5,070
Instruments sensitive to foreign currency exchange rates	25,340
Instruments sensitive to volatility movements	$ 16,130
Time horizon used in measuring VaR	1 day
Confidence level (as a percent)	99.00%
Number of business days used for measuring loss in excess of VaR | D	100
Minimum
Financial instruments
All financial instruments	$ 57,610
Instruments sensitive to interest rate	55,740
Instruments sensitive to equity market prices	1,360
Instruments sensitive to foreign currency exchange rates	8,160
Instruments sensitive to volatility movements	$ 3,970
Percentage of hedge effectiveness	80.00%
Maximum
Financial instruments
All financial instruments	$ 146,430
Instruments sensitive to interest rate	144,090
Instruments sensitive to equity market prices	16,830
Instruments sensitive to foreign currency exchange rates	101,460
Instruments sensitive to volatility movements	$ 26,220
Percentage of hedge effectiveness	125.00%
Weighted average
Financial instruments
All financial instruments	$ 95,060
Instruments sensitive to interest rate	96,390
Instruments sensitive to equity market prices	4,640
Instruments sensitive to foreign currency exchange rates	50,830
Instruments sensitive to volatility movements	$ 11,570